Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	tst4_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Vanguard ETF Portfolio – Conservative VP

Supplement to the Currently Effective Prospectus and Summary Prospectus

*  *  *

The following replaces in their entirety the information in the Prospectus and Summary Prospectus under the heading “Principal Investment Strategies” and the information in the Prospectus under the heading “More on each Portfolio’s Strategies and Investments — Transamerica Vanguard ETF Portfolio – Conservative VP”:

The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

•
Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio will invest primarily in Vanguard ETFs. As described in more detail below, the portfolio expects to allocate substantially all of its assets among underlying equity and fixed income ETFs in an effort to track the performance of specified equity and fixed income benchmark indexes and achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 35% of its net assets in ETFs that invest primarily in equities and 65% of its net assets in ETFs that invest primarily in fixed income securities. These percentages may vary. The portfolio is subject to volatility guidelines. Based on these guidelines, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the sub-adviser may increase equity exposure to approximately 50% of the portfolio’s net assets or may decrease equity exposure to approximately 15% of net assets and may increase fixed income exposure to approximately 85% of net assets or may decrease fixed income exposure to approximately 50% of net assets. Under these guidelines, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the guidelines, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so.

•
In determining the portfolio’s overall equity and fixed income exposures, the sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide.

•
In selecting individual ETFs for investment, the portfolio follows a passively managed approach in which it seeks to track its equity and fixed income benchmark indexes. More specifically, the sub-adviser attempts to select a combination of fixed income ETFs which approximate the investment characteristics and performance of a specified fixed income benchmark index and a combination of equity ETFs which approximate the investment characteristics and performance of a specified equity benchmark index. Unlike an actively managed portfolio, the portfolio does not seek to outperform its benchmark indexes.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions directly, or through ETFs, in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the portfolio to achieve its objective.

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Principal Risks”:

Risk is inherent in all investing. Many factors affect the portfolio’s performance. There is no assurance that the portfolio will meet its investment objective. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio may take temporary defensive positions; in such a case, the portfolio will not be pursuing its principal investment strategies. The portfolio, through its investments in underlying funds, is subject to the risks of the underlying funds. The following is a summary description of principal risks (in alphabetical order) of investing in the portfolio (either directly or through its investments in the underlying funds). Each risk described below may not apply to each underlying fund and an underlying fund may be subject to additional or different risks than those described below. You may lose money if you invest in this portfolio.

• Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying funds. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

• Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the portfolio’s assets invested in various underlying funds, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

• Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

• Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

• Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

• Extension – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

• Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

• Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

• Interest Rate – Interest rates in the United States recently have been historically low and are expected to rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

• Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

• Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

• Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the United States, Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

• Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

• Underlying Exchange Traded Funds – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Volatility Guidelines – The portfolio is subject to volatility guidelines. Under these guidelines, the maximum amount of exposure to the equity markets of the portfolio is based, in part, on the level of volatility of the equity markets. The guidelines are intended to improve absolute and risk-adjusted returns but may not work as intended. The guides are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the guidelines also will be subject to the sub-adviser’s ability to implement the guidelines in a timely and efficient manner. The guidelines may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The guidelines also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The guidelines also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility guidelines.

*  *  *

Investors Should Retain this Supplement for Future Reference

January 28, 2015

Transamerica Vanguard ETF Portfolio - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst4_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Vanguard ETF Portfolio – Conservative VP

Supplement to the Currently Effective Prospectus and Summary Prospectus

*  *  *

The following replaces in their entirety the information in the Prospectus and Summary Prospectus under the heading “Principal Investment Strategies” and the information in the Prospectus under the heading “More on each Portfolio’s Strategies and Investments — Transamerica Vanguard ETF Portfolio – Conservative VP”:

The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

•
Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio will invest primarily in Vanguard ETFs. As described in more detail below, the portfolio expects to allocate substantially all of its assets among underlying equity and fixed income ETFs in an effort to track the performance of specified equity and fixed income benchmark indexes and achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 35% of its net assets in ETFs that invest primarily in equities and 65% of its net assets in ETFs that invest primarily in fixed income securities. These percentages may vary. The portfolio is subject to volatility guidelines. Based on these guidelines, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the sub-adviser may increase equity exposure to approximately 50% of the portfolio’s net assets or may decrease equity exposure to approximately 15% of net assets and may increase fixed income exposure to approximately 85% of net assets or may decrease fixed income exposure to approximately 50% of net assets. Under these guidelines, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the guidelines, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so.

•
In determining the portfolio’s overall equity and fixed income exposures, the sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide.

•
In selecting individual ETFs for investment, the portfolio follows a passively managed approach in which it seeks to track its equity and fixed income benchmark indexes. More specifically, the sub-adviser attempts to select a combination of fixed income ETFs which approximate the investment characteristics and performance of a specified fixed income benchmark index and a combination of equity ETFs which approximate the investment characteristics and performance of a specified equity benchmark index. Unlike an actively managed portfolio, the portfolio does not seek to outperform its benchmark indexes.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions directly, or through ETFs, in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the portfolio to achieve its objective.

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Principal Risks”:

Risk is inherent in all investing. Many factors affect the portfolio’s performance. There is no assurance that the portfolio will meet its investment objective. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio may take temporary defensive positions; in such a case, the portfolio will not be pursuing its principal investment strategies. The portfolio, through its investments in underlying funds, is subject to the risks of the underlying funds. The following is a summary description of principal risks (in alphabetical order) of investing in the portfolio (either directly or through its investments in the underlying funds). Each risk described below may not apply to each underlying fund and an underlying fund may be subject to additional or different risks than those described below. You may lose money if you invest in this portfolio.

• Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying funds. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

• Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the portfolio’s assets invested in various underlying funds, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

• Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

• Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

• Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

• Extension – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

• Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

• Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

• Interest Rate – Interest rates in the United States recently have been historically low and are expected to rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

• Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

• Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

• Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the United States, Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

• Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

• Underlying Exchange Traded Funds – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Volatility Guidelines – The portfolio is subject to volatility guidelines. Under these guidelines, the maximum amount of exposure to the equity markets of the portfolio is based, in part, on the level of volatility of the equity markets. The guidelines are intended to improve absolute and risk-adjusted returns but may not work as intended. The guides are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the guidelines also will be subject to the sub-adviser’s ability to implement the guidelines in a timely and efficient manner. The guidelines may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The guidelines also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The guidelines also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility guidelines.

*  *  *

Investors Should Retain this Supplement for Future Reference

January 28, 2015

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

•
Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio will invest primarily in Vanguard ETFs. As described in more detail below, the portfolio expects to allocate substantially all of its assets among underlying equity and fixed income ETFs in an effort to track the performance of specified equity and fixed income benchmark indexes and achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 35% of its net assets in ETFs that invest primarily in equities and 65% of its net assets in ETFs that invest primarily in fixed income securities. These percentages may vary. The portfolio is subject to volatility guidelines. Based on these guidelines, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the sub-adviser may increase equity exposure to approximately 50% of the portfolio’s net assets or may decrease equity exposure to approximately 15% of net assets and may increase fixed income exposure to approximately 85% of net assets or may decrease fixed income exposure to approximately 50% of net assets. Under these guidelines, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the guidelines, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so.

•
In determining the portfolio’s overall equity and fixed income exposures, the sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide.

•
In selecting individual ETFs for investment, the portfolio follows a passively managed approach in which it seeks to track its equity and fixed income benchmark indexes. More specifically, the sub-adviser attempts to select a combination of fixed income ETFs which approximate the investment characteristics and performance of a specified fixed income benchmark index and a combination of equity ETFs which approximate the investment characteristics and performance of a specified equity benchmark index. Unlike an actively managed portfolio, the portfolio does not seek to outperform its benchmark indexes.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions directly, or through ETFs, in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the portfolio to achieve its objective.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors affect the portfolio’s performance. There is no assurance that the portfolio will meet its investment objective. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio may take temporary defensive positions; in such a case, the portfolio will not be pursuing its principal investment strategies. The portfolio, through its investments in underlying funds, is subject to the risks of the underlying funds. The following is a summary description of principal risks (in alphabetical order) of investing in the portfolio (either directly or through its investments in the underlying funds). Each risk described below may not apply to each underlying fund and an underlying fund may be subject to additional or different risks than those described below. You may lose money if you invest in this portfolio.

• Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying funds. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

• Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the portfolio’s assets invested in various underlying funds, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

• Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

• Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

• Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

• Extension – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

• Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

• Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

• Interest Rate – Interest rates in the United States recently have been historically low and are expected to rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

• Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

• Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

• Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the United States, Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

• Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

• Underlying Exchange Traded Funds – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Volatility Guidelines – The portfolio is subject to volatility guidelines. Under these guidelines, the maximum amount of exposure to the equity markets of the portfolio is based, in part, on the level of volatility of the equity markets. The guidelines are intended to improve absolute and risk-adjusted returns but may not work as intended. The guides are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the guidelines also will be subject to the sub-adviser’s ability to implement the guidelines in a timely and efficient manner. The guidelines may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The guidelines also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The guidelines also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility guidelines.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this portfolio.